Label	Element	Value
TIAA-CREF Social Choice Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001084380_SupplementTextBlock

TIAA-CREF SOCIAL CHOICE BOND FUND

(the “Fund”)

(a series of the TIAA-CREF FUNDS)

SUPPLEMENT NO. 2

dated May 18, 2016 to the Statutory Prospectus dated

July 31, 2015 (the “July Prospectus”)

SUPPLEMENT NO. 5

dated May 18, 2016 to the Statutory Prospectus dated

December 4, 2015 (the “December Prospectus”)

The environmental, social and governance (“ESG”) methodology utilized by the Fund has been clarified. Therefore, the second sentence of the third paragraph in each section entitled “Principal investment strategies” set forth on page 5 of the July Prospectus and page 62 of the December Prospectus shall each be replaced in its entirety with the following:

The ESG criteria are implemented based on data provided by independent research vendor(s).

In addition, the fourth paragraph of each section entitled “Principal investment strategies” set forth on page 5 of the July Prospectus and pages 62–63 of the December Prospectus shall each be replaced in its entirety with the following:

The ESG evaluation process is conducted on an industry-specific basis and involves the identification of key performance indicators, which are given more or less relative weight compared to the broader range of potential assessment categories. Concerns in one area do not automatically eliminate an issuer from being an eligible Fund investment. When ESG concerns exist, the evaluation process gives careful consideration to how companies address the risks and opportunities they face in the context of their sector or industry and relative to their peers. The Fund will not generally invest in companies significantly involved in certain business activities, including but not limited to the production of alcohol, tobacco, military weapons, firearms, nuclear power and gambling. While Advisors may invest in corporate and foreign government issuers that meet these criteria, it is not required to invest in every issuer that meets these criteria. The ESG criteria the Fund takes into consideration are non-fundamental investment policies. Such criteria and the universe of investments that the Fund utilizes may be changed without the approval of the Fund’s shareholders.

Risk/Return [Heading]	rr_RiskReturnHeading	TIAA-CREF Social Choice Bond Fund